Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2018	2017
Government institutions	$167	$191
Prepaid expenses	155	342
Advances to vendors	371	634
Other assets	—	458

	$693	$1,625